Taxation - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Property and equipment	$ 6,316	$ 9,688
Intangible assets	60,250	83,800
Carry forward tax losses	129,096	136,303
Excess interest carry forward	110,918	104,999
Accrued and unpaid expenses	9,769	20,725
Financial instruments	2,606	7,844
Other	13,690	10,325
Total deferred tax assets	332,645	373,684
Valuation allowance	(103,337)	(113,491)
Net deferred tax assets	229,308	260,193
Deferred tax liabilities:
Property and equipment	(2,888)	(6,661)
Intangible assets	(216,279)	(277,537)
Other	(10,407)	(10,427)
Total deferred tax liabilities	(229,574)	(294,625)
Net deferred tax liabilities	$ (266)	$ (34,432)